CALIFORNIA TAX-FREE INCOME FUND
MICHIGAN TAX-FREE INCOME FUND
OHIO TAX-FREE INCOME FUND
TEXAS TAX-FREE INCOME FUND
KEMPER STATE TAX-FREE INCOME SERIES


              "...We looked for ways to increase income without
                     significantly increasing the funds'
                              risk exposure..."




                                                        [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
PERFORMANCE UPDATE
7
TERMS TO KNOW
8
CALIFORNIA'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
15
MICHIGAN'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
19
OHIO'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS

AT A GLANCE
--------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
FOR THE YEAR ENDED AUGUST 31, 1997 (UNADJUSTED FOR SALES CHARGE)
--------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------

CLASS A                  8.78%
CLASS B                  7.73%
CLASS C                  7.59%
LIPPER
CALIFORNIA TAX-FREE
 INCOME FUNDS
  CATEGORY AVERAGE*      8.98%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------

CLASS A                  8.35%
CLASS B                  7.53%
CLASS C                  7.54%
LIPPER
MICHIGAN TAX-FREE
 INCOME FUNDS
  CATEGORY AVERAGE*      8.32%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------

CLASS A                          8.17%
CLASS B                          7.29%
CLASS C                          7.32%
LIPPER
OHIO TAX-FREE
 INCOME FUNDS
  CATEGORY AVERAGE*              8.20%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------

CLASS A                          8.28%
CLASS B                          7.41%
CLASS C                          7.43%
LIPPER
TEXAS TAX-FREE
 INCOME FUNDS
  CATEGORY AVERAGE*              8.76%
--------------------------------------------------------------------------

RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.


--------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------
 CALIFORNIA
--------------------------------------------------------------------------
                                      AS OF     AS OF
                                     8/31/97   8/31/96
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS A                   $7.52     $7.31
--------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS B                   $7.52     $7.32
--------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS C                   $7.50     $7.31
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 MICHIGAN
--------------------------------------------------------------------------
                                   AS OF     AS OF
                                  8/31/97   8/31/96
--------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE
INCOME FUND CLASS A                $10.19     $9.92
--------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE
INCOME FUND CLASS B                $10.18     $9.91
--------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE
INCOME FUND CLASS C                $10.18     $9.91
--------------------------------------------------------------------------

--------------------------------------------------------------------------


--------------------------------------------------------------------------
 OHIO
--------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/97   8/31/96
--------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS A                        $10.22     $9.93
--------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS B                        $10.22     $9.93
--------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS C                        $10.22     $9.93
--------------------------------------------------------------------------

--------------------------------------------------------------------------

--------------------------------------------------------------------------
 TEXAS
--------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/97   8/31/96
--------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS A                        $10.42    $10.36
--------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS B                        $10.42    $10.36
--------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS C                        $10.42    $10.36
--------------------------------------------------------------------------

CONTENTS
23
TEXAS'
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
27
REPORT OF
INDEPENDENT AUDITORS
28
FINANCIAL STATEMENTS
31
NOTES TO
FINANCIAL STATEMENTS
36
FINANCIAL HIGHLIGHTS

AT A GLANCE
-------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' LIPPER RANKINGS*
COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 CALIFORNIA
-------------------------------------------------------------------------------
                       CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
    1-YEAR             #53 of     #90 of     #94 of
                      101 funds  101 funds  101 funds
-------------------------------------------------------------------------------
    5-YEAR             #15 of       N/A        N/A
                      51 funds
-------------------------------------------------------------------------------
    10-YEAR            #12 of       N/A        N/A
                      30 funds
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 MICHIGAN
-------------------------------------------------------------------------------

                       CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
    1-YEAR             #19 of     #40 of     #41 of
                      48 funds   48 funds   48 funds
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 OHIO
-------------------------------------------------------------------------------
                       CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
    1-YEAR             #27 of     #47 of     #46 of
                      53 funds   53 funds   53 funds
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 TEXAS
-------------------------------------------------------------------------------
                       CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
    1-YEAR             #12 of     #20 of     #19 of
                      20 funds   20 funds   20 funds
-------------------------------------------------------------------------------
    5-YEAR              #1 of
                       7 funds
-------------------------------------------------------------------------------

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: California Municipal Debt, Michigan Municipal Debt, Ohio Municipal Debt and Texas Municipal Debt.

-------------------------------------------------------------------------------
 DIVIDEND REVIEW
-------------------------------------------------------------------------------

 THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF AUGUST 31, 1997.

-------------------------------------------------------------------------------
 CALIFORNIA
-------------------------------------------------------------------------------
                        CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.3774   $0.3153   $0.3151
-------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0296   $0.0246   $0.0240
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       5.05%     4.21%     4.11%
-------------------------------------------------------------------------------
SEC YIELD+:               4.04%     3.38%     3.42%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     7.08%     5.92%     5.99%
-------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 42.9% (COMBINED
CALIFORNIA STATE AND FEDERAL INCOME TAX RATE)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 MICHIGAN
-------------------------------------------------------------------------------
                        CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4336   $0.3566   $0.3544
-------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0344   $0.0285   $0.0284
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.34%     3.60%     3.59%
-------------------------------------------------------------------------------
SEC YIELD+:               3.82%     3.19%     3.22%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     6.36%     5.31%     5.36%
-------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 39.9% (COMBINED
MICHIGAN STATE AND FEDERAL INCOME TAX RATE)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 OHIO
-------------------------------------------------------------------------------
                        CLASS A    CLASS B   CLASS C
-------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4728   $0.3913   $0.3928
-------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0372   $0.0307   $0.0309
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.68%     3.86%     3.88%
-------------------------------------------------------------------------------
SEC YIELD+:               3.98%     3.35%     3.37%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     6.79%     5.72%     5.75%
-------------------------------------------------------------------------------
BASED ON A MARGINAL INCOME TAX RATE OF 41.4%
(COMBINED OHIO STATE AND FEDERAL INCOME TAX RATE)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 TEXAS
-------------------------------------------------------------------------------
                        CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.5080   $0.4226   $0.4248
-------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0399   $0.0333   $0.0333
-------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.92%     4.10%     4.10%
-------------------------------------------------------------------------------
SEC YIELD+:               4.10%     3.47%     3.49%
-------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:     6.52%     5.52%     5.55%
-------------------------------------------------------------------------------
BASED ON A 37.1% MARGINAL FEDERAL INCOME TAX RATE
-------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on August 31, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 1997 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

Stephen B. Timbers is president, chief investment and executive officer of Zurich Kemper Investments Inc. (ZKI). ZKI and its affiliates manage approximately $86 billion in assets, including $49 billion in retail mutual funds. Timbers is a graduate of Yale University and holds an M.B.A. from Harvard University.

DEAR SHAREHOLDER,

A self-regulating economy, a balanced budget agreement and a positive stock market all have contributed to another excellent year for investors. Given the extended length of today's bull market (which celebrated its 15th anniversary on August 12), it is prudent to wonder whether the end is near. Our position is that while there is a certain precariousness to today's environment, which we will elaborate on below, we see little to suggest that there will be more than occasional market corrections.

  Bipartisan agreement to balance the federal budget by the year 2002 represents significant progress that should benefit investors over the long term. By reducing the burden of capital gains and eliminating certain tax loopholes, the Taxpayer Relief Act of 1997 and the Balanced Budget Act of 1997 have the potential to meaningfully affect behavior. Now that the ceiling has been raised on capital gains from the sale of a home, empty nesters will be more inclined to move out of homes and into smaller condominiums. Added investment and savings options should help boost the country's sagging savings rate. From a social perspective, government's action to widen the difference between the taxation rate on capital gains and on income reflects a conscious effort to encourage capital investment. The more people and businesses can do for themselves, the less likely they are to rely on the government, which should help restrain federal spending.

  The maximum tax on long-term capital gains is now 20 percent versus a maximum of approximately 40 percent on ordinary income earned by Americans in the highest income tax brackets. This dramatic difference could have some influence on the management of mutual funds in the future. Although few investment decisions are based on their tax consequences, the legislation supports a "buy and hold" approach to investing, by which a mutual fund generates investment returns through gains on investments held 18 months or longer. Such gains are taxed at the reduced capital gains rate. On the margin, portfolio managers should focus on long-term investing -- the strategy that we have always supported.

  In addition, mutual funds will gain investment flexibility with the new law's repeal of what has been called the "short/short rule." Previously, investment companies had been subject to a 30 percent limitation on total income arising from the sale of securities held less than three months -- or face severe tax consequences. The lifting of this limitation provides newer funds, in particular, with much needed maneuvering ability.

  You can expect to hear more from Kemper about the implications of the new legislation, and specifically about the tax reporting changes, over the next several weeks and months. Overall, we believe that this legislation is something the country can be proud of. It represents years of a commitment on the part of the federal government to hold spending in check and refrain from creating new programs. Expanding corporate revenues and profits in an extended period of low inflation also contributed to making this investor-friendly environment possible.

  As we look toward the end of the year, we see little to trouble us. The economy appears to be in excellent condition. Continuing the alternatingly fast/slow pace that we have experienced for several months, the fast-growing first quarter was followed by a slower second quarter. Such self-regulation has minimized any need for the Federal Reserve Board to raise interest rates again. We don't rule out the possibility of another hike in the fourth quarter, however.

  Inflation is very low. In spite of unemployment being the lowest we have seen in decades, wage pressures are still manageable. Strong productivity, attributable to technological advances and better management practices, has produced largely non-inflationary economic growth. This environment is one of the best in decades.

  Our primary concern is the very high valuations of the stock market. All things considered, it is difficult to see where we can go from here. With prices at such heady levels, the market can be expected to react negatively to even minor earnings disappointments, as we saw in August. Kemper's response to this market is to

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic Activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

     The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                 NOW (09/30/97)    6 MONTHS AGO    1 YEAR AGO     2 YEARS AGO
   10-year Treasury Rate (1)         6.21               6.89           6.53           6.04
   Prime Rate (2)                    8.5                8.5            8.25           8.75
   Inflation rate (3)*               2.22               2.76           3.07           2.54
   The U.S. Dollar (4)               8.76               9.32           4.74          -1.05
   Capital Goods Orders (5)*        11.11               8.1            3.77           9.42
   Industrial Production (5)*        4.75               4.91           2.65           3.43
   Employment Growth (6)             2.23               2.27           2.1            2.19

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of August 31, 1997.

Source:  Economics Department, Zurich Kemper Investment, Inc.

remain fully invested and to reduce risk by diversifying across a wider group of investment opportunities. Research, the first step in stock selection, is key in this kind of a market.

  Bond markets are obviously cheered by recent events, and prospects for income investors continue to be positive. Interest rates are stable and credit quality has not been an issue. A dwindling supply of municipal bonds has enabled municipal investments to outperform U.S. Treasuries.

  In such a fully valued domestic market, it can make sense to look to international markets for their growth potential. The strength of the dollar thus far this year has diminished returns but international opportunities look bright.

  With this commentary as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

October 8, 1997

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE A MASTER'S OF MANAGEMENT DEGREE IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR THE FISCAL YEAR ENDED AUGUST 31, 1997, A YEAR WITH CONTINUED LOW INFLATION DESPITE MODERATE ECONOMIC GROWTH, KEMPER STATE TAX-FREE INCOME FUNDS SERIES BENEFITED FROM A RANGE-BOUND INTEREST RATE ENVIRONMENT. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE PORTFOLIOS WERE ADJUSTED TO TAKE ADVANTAGE OF THIS CLIMATE.

Q     THE FEDERAL RESERVE BOARD (THE FED) RAISED INTEREST RATES IN MARCH. HOW
DID THIS AFFECT THE MUNICIPAL BOND MARKET?

A     First let's look at what led up to the interest rate increase. In January, stronger economic growth surfaced, including higher-than-expected fourth quarter GDP growth and better-than-expected holiday retail sales. Investors remained cautious as it appeared likely that the Fed would move to raise interest rates to slow the economy and keep inflation under control. Remember, strong economic growth indicates the potential for higher inflation. Inflation is negative for bond investors as it erodes the "real" value of fixed-income investments.

  The markets' fears were realized when the Fed increased short-term interest rates by 0.25 percent on March 25. This adjustment was considered a preemptive move aimed at slowing growth in the economy to maintain the existing low rate of inflation.

  Although the market had already substantially discounted the expected move, all investment markets suffered with the move and yields on bonds rose (prices fell).

  In April, economic growth once again appeared to slow. As no signs of inflation surfaced, the markets began to recover and yields tended to fall or remain stable throughout July. In August, the last month of the funds' fiscal year, rates rose.

Q     DID THIS FLUCTUATION IN MARKET YIELDS AFFECT THE PERFORMANCE OF THE
SERIES?

A     Yields fluctuated with the markets' view on the direction of economic growth and inflation. However, the fluctuations were not dramatic by historical standards. In fact, the Bond Buyer 24-Bond Index (RBI)--a gauge of municipal bond interest rates--fluctuated by less than one percent (70 basis points) during the period. The RBI was at its period high on September 5, 1996 at 6.19 percent and dropped to its lowest July 31, 1997 at 5.49 percent. The tightness of the yield range provided for relatively stable bond prices throughout the fiscal year compared with previous fiscal years.

Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE SERIES IN THIS STABLE RATE
ENVIRONMENT?

A     We looked for ways to increase income without significantly increasing the series' risk exposure. One way we did this was by selectively choosing A and BBB rated bonds, which offer higher coupon rates than some of the funds' higher quality and insured issues.

PERFORMANCE UPDATE

Q     WERE THERE ANY OTHER SIGNIFICANT ADJUSTMENTS MADE TO THE FUNDS?

A     We maintained duration in a much tighter band, which was more compatible with the tighter prevailing rate range. Remember, duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

Q     DID THE LEVEL OF MUNICIPAL SUPPLY HAVE A SIGNIFICANT EFFECT ON THE MARKET?

A     New issuance was slightly higher in 1997 compared with 1996. New issuance volume in 1997 through August was $126.8 billion compared with $118.3 billion for the same period in 1996, according to THE BOND BUYER. Demand for municipal issues came mainly from property and casualty companies and individuals buying direct.

Q     WERE THERE ANY SECTORS THAT PERFORMED ABOVE YOUR EXPECTATIONS?

A     The transportation sector performed well during the period. The stronger economy encouraged increased travel by the public, helping toll road issues. Toll road bonds are held by several of our tax-free funds.

Q     ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A     Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors may be under-invested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.

Q     WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A Municipals are attractively valued in this market environment. Demand will continue to come mainly from the property and casualty industry as well as individuals. Mutual fund demand for municipal bonds should pick up especially as individuals who have accumulated wealth in the equity market attempt to maintain or protect that wealth in a less risky vehicle.

Q     WERE THERE ANY SIGNIFICANT TRENDS THAT AFFECTED INDIVIDUAL STATES WITHIN
KEMPER'S STATE TAX-FREE INCOME FUND SERIES?

A     California's economy continues to improve, which has given a boost to the state's fiscal condition. Michigan and Ohio also did well economically during the year. Texas has seen a significant increase in high tech industries, which has added to the state's already well-diversified economy.

-------------------------------------------------------------------------------
TERMS TO KNOW
-------------------------------------------------------------------------------

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                              1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
--------------------------------------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND
CLASS A                                      3.94%     5.97%    7.44%        8.76%       (since 2/17/83)
--------------------------------------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND
CLASS B                                      4.72      N/A      N/A          5.94        (since 5/31/94)
--------------------------------------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND
CLASS C                                      7.59      N/A      N/A          6.38        (since 5/31/94)
--------------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 2/17/83 to
8/31/97
--------------------------------------------------------------------------------

                                                                    2/17/83      12/31/88     12/31/92    8/31/97
-----------------------------------------------------------------------------------------------------------------
Kemper California Tax-Free Income Fund Class A(1)                    10000         17259        24755       33874
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                                10000         18133        26302       36090
-----------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                               10000         12308        14494       16394
-----------------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 5/31/94 to
8/31/97
--------------------------------------------------------------------------------

                                                                    5/31/94      12/31/95    12/31/96     8/31/97
-----------------------------------------------------------------------------------------------------------------
Kemper California Tax-Free Income Fund Class A(1)                    10000        11576        11818        12069
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                                10000        11586        12099        12711
-----------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                               10000        10407        10753        10881
-----------------------------------------------------------------------------------------------------------------

                              [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 5/31/94 to
8/31/97
--------------------------------------------------------------------------------

                                                                     5/31/94      12/31/95    12/31/96    8/31/97
-----------------------------------------------------------------------------------------------------------------
Kemper California Tax-Free Income Fund Class C(1)                     10000        11556        11782       12230
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                                 10000        11586        12099       12711
-----------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                                10000        10407        10753       10881
-----------------------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

KEMPER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                     ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
REVENUE BONDS                           79%                     85%
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                  9                       8
-------------------------------------------------------------------------------
CASH AND EQUIVALENTS                     7                       2
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                 5                       5
-------------------------------------------------------------------------------
                                       100%                    100%

                                          [PIE CHART]            [PIE CHART]
                                          ON 8/31/97             ON 8/31/96

QUALITY

-------------------------------------------------------------------------------
                                         ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
AAA                                         44%                     55%
-------------------------------------------------------------------------------
AA                                          12                      13
-------------------------------------------------------------------------------
A                                           20                      14
-------------------------------------------------------------------------------
BBB                                         18                      13
-------------------------------------------------------------------------------
BB                                           2                      --
-------------------------------------------------------------------------------
NOT RATED                                    4                       5
-------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]
                                         ON 8/31/97              ON 8/31/96

YEARS TO MATURITY

-------------------------------------------------------------------------------
                                        ON 8/31/97               ON 8/31/96
-------------------------------------------------------------------------------
1-10 YEARS                                  12%                      9%
-------------------------------------------------------------------------------
11-20 YEARS                                 44                      45
-------------------------------------------------------------------------------
21+ YEARS                                   44                      46
-------------------------------------------------------------------------------
                                           100%                    100%


                                        [PIE CHART]             [PIE CHART]
                                         ON 8/31/97              ON 8/31/96


-------------------------------------------------------------------------------
                                        ON 8/31/97               ON 8/31/96
-------------------------------------------------------------------------------
AVERAGE MATURITY                        17.7 years               17.8 years
-------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL
                     ISSUER                                                             AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------
                     Bakersfield County Waste Water Treatment Plant, Certificates
                       of Participation, Rev., 8.00%, to be called 1-1-98 @ 101        $ 1,750    $  1,792
                     --------------------------------------------------------------------------------------
                     Coronado Community Dev. Agcy., Tax Allocation Rev.,
                       7.25%, to be called 9-1-99 @ 102                                  4,500       4,869
                     --------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Convention and Exhibit Center, Certificates of
                         Participation, Rev., 9.00%, to be called 12-1-05 @ 100          1,000       1,308
                       Harbor Department Rev., 8.70%, to be called 9-1-99 @ 100          2,500       2,726
                     --------------------------------------------------------------------------------------
                     City of Sacramento, Municipal Utility District, Electric
                       Rev., 6.75%, to be called 9-1-01 @ 102                            6,020       6,700
                     --------------------------------------------------------------------------------------
                     City of San Bernardino:
                       Joint Powers Financing Auth., Lease Rev., 7.15%,
                         to be called 9-1-99 @ 102                                       4,250       4,590
                       Sisters of Charity Health Care System Rev., 7.00%,
                         to be called 7-1-0 @ 102                                       14,500      16,185
                     --------------------------------------------------------------------------------------
                     Encina Financing Joint Powers Auth. Rev., 6.875%,
                       to be called 8-1-99 @ 102                                         3,000       3,218
                     --------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, Santa Clara,
                       Rev., 7.875%, to be called 6-1-01 @ 102                           4,055       4,633
                     --------------------------------------------------------------------------------------
                     Fullerton Redev. Agcy., Local Government Finance Auth.,
                       Rev., 7.70%, to be called 2-1-99 @ 102                            4,360       4,668
                     --------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Children's Hospital Rev., 7.50%, to be called 10-1-00 @
                         102                                                             3,600       4,017
                       Eskaton Properties, Inc. Rev., 7.45%, to be called 5-1-00
                         @ 102                                                           4,800       5,287
                     --------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric Number 1,
                       Rev., 7.00%, to be called 1-1-16 @ 100                              210         252
                     --------------------------------------------------------------------------------------
                     Orange County, Unified School District, Certificates of
                       Participation, Rev., 6.875%, to be called 6-1-99 @ 102            2,620       2,794
                     --------------------------------------------------------------------------------------
                     Reedley, Sierra View Homes, Inc., Insured Certificates of
                       Participation, Rev., 7.60%, to be called 3-1-01 @ 102             4,030       4,512
                     --------------------------------------------------------------------------------------
                     Santa Clarita Public Financing Auth., Local Agcy. Rev.,
                       6.70% and 6.75%, to be called 10-1-01 @ 102                       4,250       4,718
                     --------------------------------------------------------------------------------------
                     Tulare County Public Facilities Corp., Certificates of
                       Participation, Rev., 8.10%, to be called 11-1-97 @ 102            1,000       1,027
                     --------------------------------------------------------------------------------------
                     Victor Valley Community College District, Certificates of
                       Participation, Rev., 6.875%, to be called 8-1-03 @ 102            8,705       9,949
                     --------------------------------------------------------------------------------------
                     Yosemite Community College District, Certificates of
                       Participation, Rev., 7.75%, to be called 7-1-01 @ 102             1,605       1,829
                     --------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--8.5%                                       85,074
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
                     Department of Water Resources, Central Valley Proj., Water
                       System Rev., 4.75%, 2019                                          7,160       6,500
                     --------------------------------------------------------------------------------------
                     Educational Facilities Auth.:
                       Chapman University Rev., 5.125%, 2026                             6,730       6,366
                       Mills College Rev., 6.875%, 2022                                  1,775       1,934
                       University of San Francisco Rev., 6.00%, 2016                     6,640       7,014
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                          AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Adventist Health System West Rev., 6.50%, 2007 and 2011     $ 5,750   $    6,198
                       America Baptist Homes West Rev., 7.65%, 2014                  4,000        4,158
                       Catholic Healthcare Facilities Finance Auth. Rev., 5.75%
                         and 6.00%, 2010 and 2025                                   16,970       17,946
                       Kaiser Permanante Rev., 7.00%, 2010                           3,550        3,900
                       Small Facilities Loan, Insured Health Facility Rev.,
                         6.70%, 2011                                                 1,200        1,296
                       Southern California Presbyterian Homes Rev., 6.70%, 2011      2,000        2,142
                       Unihealth America Rev., 7.625%, 2015                            745          786
                       Insured Health, ValleyCare Hospital Corp. Rev., 5.50%,
                         2020                                                        7,500        7,385
                     --------------------------------------------------------------------------------------
                     Housing Finance Agcy., Home Mortgage Rev., 6.875% to 8.00%,
                       2010 through 2030                                            23,200       24,721
                     --------------------------------------------------------------------------------------
                     Public Works Board, Department of Corrections Rev., 5.50% to
                       7.40%, 2010 through 2015                                     19,585       21,105
                     --------------------------------------------------------------------------------------
                     Residential Efficiency Financing Auth. Rev., 5.50% and
                       6.00%,
                       2017 and 2012                                                 5,970        6,180
                     --------------------------------------------------------------------------------------
                     State, Gen. Oblg., 6.25%, 2012                                  5,000        5,623
                     --------------------------------------------------------------------------------------
                     Statewide Communities Dev. Auth.:
                       Arc of San Diego, Certificates of Participation, Rev.,
                         5.625%, 2021                                                3,055        3,045
                       Cedars-Sinai Medical Center Rev., 6.50%, 2012                20,000       22,652
                       Eastfield Ming Quong Inc., Certificates of Participation,
                         Rev., 5.625%, 2020                                          3,420        3,421
                       San Gabriel Valley Medical Center Rev., 5.50%, 2014          10,750       10,884
                       Triad Healthcare Rev., 5.80%, 2000                            4,205        4,312
                       United Airlines, Special Facilities Rev., 5.70%, 2033        19,100       18,617
                     --------------------------------------------------------------------------------------
                     University of California, Housing System Rev., 5.65% to
                       6.75%, 2009 through 2013                                     14,625       15,311
                     --------------------------------------------------------------------------------------
                     ABAG Financing Auth. for Nonprofit Corporations,
                       Certificates of Participation, Rev., 5.625%, 2022             3,000        2,970
                     --------------------------------------------------------------------------------------
                     Alameda Public Financing Auth. Rev., 6.375%, 2014               2,000        2,044
                     --------------------------------------------------------------------------------------
                     Bellflower Certificates of Participation, Civic Center and
                       Capital Improvement Rev., 7.20%, 2019                         1,880        2,021
                     --------------------------------------------------------------------------------------
                     Benicia Unified School District, Gen. Oblg., zero coupon,
                       2018 and 2020                                                 4,355        1,266
                     --------------------------------------------------------------------------------------
                     Central Coast Water Authority Rev., 5.00%, 2022                14,000       13,216
                     --------------------------------------------------------------------------------------
                     Central Valley Financing Auth., Carson Ice-Gen. Proj., Rev.,
                       6.10%, 2013                                                   8,700        9,039
                     --------------------------------------------------------------------------------------
                     City of Big Bear Lake, Department of Water and Power Rev.,
                       6.00%, 2015 and 2022                                         15,405       16,851
                     --------------------------------------------------------------------------------------
                     City of Carson Redev. Agcy., Proj. Number 1, Tax Allocation,
                       Rev., 6.00%, 2016                                             3,350        3,414
                     --------------------------------------------------------------------------------------
                     City of Concord Redev. Agcy., Central Concord Proj., Tax
                       Allocation, Rev., 8.00%, 2018                                    40           42
                     --------------------------------------------------------------------------------------
                     City of Long Beach, Harbor Department Rev., 7.25%, 2019         8,000        8,330
                     --------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Department of Airports, Ontario International Airport
                         Rev., 5.90%, 2012                                           3,290        3,450
                       Wastewater System Rev., 6.625%, 2012                          3,480        3,770
                     --------------------------------------------------------------------------------------
                     City of Oakland:
                       Housing Finance Rev., 7.10%, 2010                             1,585        1,668
                       Pension Financing Rev., 7.60%, 2021                          26,075       27,379
                     --------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 5.85%, 2021              2,325        2,369
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

                     ISSUER                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                     City and County of Sacramento:
                       Cogeneration Auth., Power Auth. Rev., 5.875% and 6.00%,
                         2015 and 2022                                                      $25,200   $   25,748
                       Cogeneration Auth., Procter and Gamble Proj., Rev., 6.375%
                         to 6.50%, 2010 through 2021                                         18,250       19,615
                       Community Facilities, Special Tax Rev., 6.125% and 6.30%,
                         2014 and 2021                                                        2,105        2,097
                       Finance Auth., Lease Rev., 5.00% and 5.40%, 2014 and 2020             15,000       14,825
                       Municipal Utility District, Electric Rev., 6.20%, 2006                 1,000        1,088
                       Utility District Electric Rev., 6.50%, 2013                            1,270        1,467
                     ------------------------------------------------------------------------------------------------
                     City and County of San Diego:
                       Central Jail, Certificates of Participation, Rev., 5.00%,
                         2025                                                                10,000        9,411
                       Horton Plaza Redev. Proj., Rev., 6.625%, 2017                          2,000        2,175
                       Industrial Development, Gas and Electric Company Rev.,
                         6.10%, 2018                                                          5,000        5,264
                       San Ysidro School District, Gen. Oblg., 6.125%, 2021                   1,400        1,519
                     ------------------------------------------------------------------------------------------------
                     City and County of San Francisco:
                       Civic Center Complex, Building Auth. Rev., 5.25%, 2016                 7,750        7,648
                       Gen. Oblg., 6.50%, 2010                                                1,000        1,060
                       Moscone Convention Center Rev., 6.75%, 2015                            2,200        2,470
                       Redev. Agcy., Hotel Tax Rev., 6.75%, 2015                              3,705        4,159
                       San Francisco International Airport Rev., 5.625% to 5.70%,
                         2010 through 2014                                                   16,610       17,018
                       San Francisco Revdev. Agcy. Rev., 5.25%, 2021                         15,610       15,013
                     ------------------------------------------------------------------------------------------------
                     City of San Jose:
                       Redev. Agcy., Merged Area Redev. Proj., Tax Allocation
                         Rev., 5.50%, 2014 through 2016                                       9,520        9,677
                       Unified School District, Gen. Oblg., zero coupon, 2015 and
                         2017                                                                 3,920        1,412
                     ------------------------------------------------------------------------------------------------
                     Contra Costa County:
                       Home Mortgage Rev., 7.75%, 2022                                        2,715        3,353
                       Public Facilities Corp., Certificates of Participation,
                         Rev. 7.80%, 2005,                                                    1,250        1,346
                     ------------------------------------------------------------------------------------------------
                     Corona-Norco University, Special Tax Rev., 5.75%, 2014                   2,750        2,862
                     ------------------------------------------------------------------------------------------------
                     Duarte, City of Hope National Medical Center, Certificates
                       of Participation, Rev., 6.25%, 2023                                    4,000        4,118
                     ------------------------------------------------------------------------------------------------
                     Eldorado Public Agcy., Financial Auth. Rev., 5.60%, 2012                 6,000        6,234
                     ------------------------------------------------------------------------------------------------
                     Emeryville, Public Financing Auth., Redev. Proj., Rev.,
                       6.50%, 2021                                                           10,255       10,851
                     ------------------------------------------------------------------------------------------------
                     Fontana Public Financing Auth., Tax Allocation Rev., 7.00%,
                       2021                                                                   3,900        4,191
                     ------------------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, DeAnza Campus
                       Center Proj., Certificates of Participation, Rev., 7.35%,
                       2007                                                                   1,700        1,890
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern, Transit Corridor Agcy., Toll Road Rev.,
                       6.00% and 6.50%, 2016 through 2034                                    24,350       25,530
                     ------------------------------------------------------------------------------------------------
                     Foster County Public Financing Auth. Rev., 5.60% and 5.80%,
                       2012 and 2016                                                          2,225        2,264
                     ------------------------------------------------------------------------------------------------
                     Fresno Health Facilities, Holy Cross Health System, St.
                       Agnes Medical Center Rev., 6.50% and 6.625%, 2011 and 2021             3,500        3,788
                     ------------------------------------------------------------------------------------------------
                     Hawthorne Community Redev. Agcy., Tax Allocation Rev.,
                       6.625%, 2014                                                           2,000        2,149
                     ------------------------------------------------------------------------------------------------
                     Hollister Joint Powers Financing Auth., Sewer System
                       Improvement Proj., Rev., 5.75%, 2011                                   3,815        3,892
                     ------------------------------------------------------------------------------------------------
                     Hollister Redev. Agcy., Tax Allocation, Community Dev.
                       Proj., Rev., 5.375%, 2013                                              2,630        2,664
                     ------------------------------------------------------------------------------------------------
                     Inglewood:
                       Civic Center, Improvement Proj., Certificates of
                         Participation, Rev., 6.50% to 7.00%, 2011 through 2021               9,525       10,194
                       Redev. Proj., Rev., 7.00%, 2022                                        9,355       10,071
                     ------------------------------------------------------------------------------------------------
                     Irvine Ranch, Water District Joint Powers Agcy. Rev.,
                       7.875%, 2023                                                           5,000        5,086
                     ------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                     ISSUER                                                           PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Kern High School District, Gen. Oblg., 6.40%, 2012                        $ 3,095   $    3,505
                     ----------------------------------------------------------------------------------------------------
                     Las Vitgenes, Municipal Water District, Capital Improvement
                       Proj., Rev., 6.30%, 2016                                                  2,175        2,339
                     ----------------------------------------------------------------------------------------------------
                     Lemon Grove Community Dev. Agcy., Tax Allocation Rev.,
                       6.65% and 6.90%, 2006 and 2020                                            2,500        2,691
                     ----------------------------------------------------------------------------------------------------
                     Loma Linda, University Medical Center Rev., 7.00%, 2015                     2,500        2,684
                     ----------------------------------------------------------------------------------------------------
                     Los Angeles County:
                       Harbor Department Rev., 6.25%, 2026                                       2,320        2,457
                       Metropolitan Transportation Auth., Sales Tax Rev., 5.625%
                         and 6.00%, 2015 and 2023                                               13,435       14,014
                       Public Works Financing Auth., Lease Rev., 5.00%, 2017                    12,500       11,887
                       Transportation Commission, Sales Tax Rev., 6.50% to 7.40%,
                         2003 through 2019                                                      20,455       21,918
                       Unified School District, Gen. Oblg., 6.00%, 2012 through
                         2015                                                                   18,010       19,795
                     ----------------------------------------------------------------------------------------------------
                     Los Banos, Certificates of Participation, Rev., 6.00%, 2019                 2,250        2,256
                     ----------------------------------------------------------------------------------------------------
                     Martinez, Multiple Lenders, Home Mortgage Rev., 10.375%,
                       2002                                                                         35           42
                     ----------------------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California Rev.,
                       5.75% and 5.00%, 2021 and 2027                                           14,450       13,795
                     ----------------------------------------------------------------------------------------------------
                     Midpeninsula Regulatory Open Space, Financial Auth. Rev.,
                       5.75%, 2011                                                               1,950        2,057
                     ----------------------------------------------------------------------------------------------------
                     Mill Valley Certificates of Participation, The Redwoods,
                       Rev., 5.75%, 2020                                                         3,230        3,254
                     ----------------------------------------------------------------------------------------------------
                     Modesto Irrigation District Financing Auth., Domestic Water
                       Proj., Rev., 6.00%, 2015                                                  7,000        7,431
                     ----------------------------------------------------------------------------------------------------
                     Modesto Wastewater Treatment Facilities Rev., 5.625%, 2017                  8,705        8,885
                     ----------------------------------------------------------------------------------------------------
                     Mojave, Water Improvement District, Morongo Basin Rev.,
                       5.60%, 2012                                                               2,500        2,595
                     ----------------------------------------------------------------------------------------------------
                     Montebello Community Redev. Agcy., Montebello Hills Redev.,
                       Tax Allocation Rev., 7.50%, 2010                                          3,750        3,992
                     ----------------------------------------------------------------------------------------------------
                     Moreno Valley, Towngate Community Facilities:
                       District 87-1, Improvement Area No. 1, Special Tax Rev.,
                         7.125%, 2023                                                            2,810        2,968
                       Special Tax Rev., 6.50%, 2009                                             3,670        3,909
                     ----------------------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric Number 1,
                       Rev., 7.15%, 2024                                                         8,805        9,179
                     ----------------------------------------------------------------------------------------------------
                     Orange County:
                       Recovery Certificates of Participation, Rev., 5.70% and
                         6.00%, 2010 and 2026                                                   17,000       17,849
                       South Public Financing Auth., Special Tax Rev., 7.00%,
                         2008                                                                    1,000        1,192
                     ----------------------------------------------------------------------------------------------------
                     Palm Desert Financing Auth., Tax Allocation Rev., 5.45%,
                       2018                                                                      7,475        7,481
                     ----------------------------------------------------------------------------------------------------
                     Pleasanton Junction Power, Finance Auth., Reassessment Rev.,
                       6.15%, 2012                                                               9,430        9,916
                     ----------------------------------------------------------------------------------------------------
                     Port of Oakland, Port Auth. Rev., 6.40%, 2022                              12,000       12,840
                     ----------------------------------------------------------------------------------------------------
                     Public Power Agency, San Juan Proj., Rev, 6.75%, 2020                       2,000        2,362
                     ----------------------------------------------------------------------------------------------------
                     Redondo Beach, South Bay:
                       Redev. Proj., Rev., 7.00% and 7.125%, 2016 and 2026                       3,000        3,265
                       Temecula Valley Unified School District, Gen. Oblg.,
                         5.80%, 2014                                                             2,430        2,545
                     ----------------------------------------------------------------------------------------------------
                     Riverside County, Public Facilities Financing, Certificates
                       of Participation, Rev., 6.875%, 2009                                      3,000        3,297
                     ----------------------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Gen. Oblg.,
                       6.00%, 2012 through 2014                                                  4,080        4,491
                     ----------------------------------------------------------------------------------------------------
                     San Bernardino County, West Valley Detention Center,
                       Certificates of Participation, Rev., 6.50%, 2012                          8,000        8,780
                     ----------------------------------------------------------------------------------------------------
                     San Diego, Certificates of Participation, Rev., 8.00%, 2002                 4,925        5,234
                     ----------------------------------------------------------------------------------------------------
                     San Joaquin Hills Transportation Corridor Agcy., Toll Road
                       Rev., zero coupon to 7.00%, 2025 through 2030                            41,355       22,813
                     ----------------------------------------------------------------------------------------------------
                     Santa Clara Redev. Agcy., Tax Allocation Rev., 7.00%, 2010                  1,300        1,561
                     ----------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                     ISSUER                                                           PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Santa Cruz County Housing Auth., Multi-Family Housing Rev.,
                       7.75%, 2023                                                             $ 2,000   $    2,143
                     ----------------------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point Auth. Rev., 7.25%, 2012 and 2013                 7,075        8,731
                     ----------------------------------------------------------------------------------------------------
                     Santa Rosa High School District, Gen. Oblg., 5.25%, 2022                    5,005        4,850
                     ----------------------------------------------------------------------------------------------------
                     Snowline Joint Unified School District, 1993 Family Proj.,
                       Certificates of Participation, Rev., 6.30% and 6.40%, 2011
                       and 2018                                                                  3,695        3,861
                     ----------------------------------------------------------------------------------------------------
                     South San Francisco, Capital Improvement Financing Auth.,
                       Conference Center Proj., Rev., 6.125%, 2018                               3,925        3,998
                     ----------------------------------------------------------------------------------------------------
                     Southern California Home Financing Auth., Single Family
                       Mortgage Rev., 6.75% and 7.35%, 2022 and 2024                             1,555        1,637
                     ----------------------------------------------------------------------------------------------------
                     Southern California Public Power Auth., Mead Adelanto Proj.,
                       Rev., 4.75%, 2016                                                         7,500        6,869
                     ----------------------------------------------------------------------------------------------------
                     Stockton Community Facilities, Special Tax Rev., 5.65% to
                       6.20%, 2007 through 2015                                                  4,640        4,645
                     ----------------------------------------------------------------------------------------------------
                     Sunnyvale, Financing Auth., Wastewater, Refuge and Sludge,
                       Management Facilities Rev., 6.30%, 2017                                   4,000        4,273
                     ----------------------------------------------------------------------------------------------------
                     Torrance Memorial Hospital Medical Center Rev., 6.75%, 2012                 5,000        5,108
                     ----------------------------------------------------------------------------------------------------
                     Westminster Redev. Agcy., Westminster Commercial Redev.
                       Proj., Tax Allocation, Rev., 7.30%, 2021                                  2,500        2,719
                     ----------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Highway and Transportation Auth. Rev., 6.00%, 2018                        6,000        6,582
                       Public Buildings Auth. Rev., 5.25%, 2021                                 10,000        9,605
                       Public Improvement, Gen. Oblg., 5.375%, 2025                              5,000        4,863
                     ----------------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--85.0%                                               856,637
                     ----------------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--93.5%
                     (Cost: $888,225)                                                                       941,711
                     ----------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--2.95% to 3.55%
                     Due--September 1997
                     Pollution Control Financing Auth. Rev.                                     16,700       16,700
                     ----------------------------------------------------------------------------------------------------
                     Other                                                                      41,000       41,000
                     ----------------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--5.7%
                     (Cost: $57,700)                                                                         57,700
                     ----------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.2%
                     (Cost: $945,925)                                                                       999,411
                     ----------------------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.8%                                             8,496
                     ----------------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                    $1,007,907
                     ----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------

Based on the cost of investments of $945,925,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $53,912,000, the gross unrealized depreciation was $426,000 and the net unrealized appreciation on investments was $53,486,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

 FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR   LIFE OF CLASS
----------------------------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS A         3.43%       5.96%       (since 3/15/95)
----------------------------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS B         4.52        5.99        (since 3/15/95)
----------------------------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS C         7.54        7.14        (since 3/15/95)
----------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A Shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                     3/15/95           12/31/95        12/31/96        8/31/97
--------------------------------------------------------------------------------------------------------------
Kemper Michigan Tax-Free Income Fund Class A(1)        10000            10734           11026           11535
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                  10000            11096           11588           12174
--------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                 10000            10172           10510           10636
--------------------------------------------------------------------------------------------------------------


                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER MICHGIAN TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                     3/15/95          12/31/95        12/31/96        8/31/97
-------------------------------------------------------------------------------------------------------------
Kemper Michigan Tax-Free Income Fund Class B(1)        10000            11172           11392           11546
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                  10000            11096           11588           12174
-------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                 10000            10172           10510           10636
-------------------------------------------------------------------------------------------------------------


                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER MICHGIAN TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                     3/15/95          12/31/95        12/31/96        8/31/97
-------------------------------------------------------------------------------------------------------------
Kemper Michigan Tax-Free Income Fund Class C(1)        10000            11174           11387           11855
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                  10000            11096           11588           12174
-------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                 10000            10172           10510           10636
-------------------------------------------------------------------------------------------------------------


Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

 + The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER MICHIGAN TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                          ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    REVENUE BONDS                           59%                     48%
-------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                29                      48
-------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  6                      --
-------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     6                       4
-------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                         ON 8/31/97              ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                         ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    AAA                                     78%                     82%
-------------------------------------------------------------------------------
    AA                                       6                       7
-------------------------------------------------------------------------------
    A                                        1                       1
-------------------------------------------------------------------------------
    BBB                                     12                       7
-------------------------------------------------------------------------------
    NOT RATED                                3                       3
-------------------------------------------------------------------------------
                                           100%                    100%

                                      [PIE CHART]              [PIE CHART]
                                       ON 8/31/97               ON 8/31/96

YEARS TO MATURITY

-------------------------------------------------------------------------------
                                       ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    1-10 YEARS                              24%                      4%
-------------------------------------------------------------------------------
    11-20 YEARS                             45                      68
-------------------------------------------------------------------------------
    + 21 YEARS                              31                      28
-------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]               [PIE CHART]
                                         ON 8/31/97                ON 8/31/96
AVERAGE MATURITY

-------------------------------------------------------------------------------
                                      ON 8/31/97                ON 8/31/96
-------------------------------------------------------------------------------
AVERAGE MATURITY                     14.6 years                13.7 years
-------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

MICHIGAN TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1997

(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------
                     ISSUER                                                        PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------
                     Detroit, Gen. Oblg., 6.80%, to be called 4-1-05 @ 101         $ 65                $ 74
                     ---------------------------------------------------------------------------------------------------
                     Grandville Public Schools, Gen. Oblg., 6.30%, to be called
                       5-1-05 @ 101                                                  25                  28
                     ---------------------------------------------------------------------------------------------------
                     Municipal Bond Auth., State Revolving Fund Rev., 6.50%,
                       to be called 10-1-04 @ 102                                    15                  17
                     ---------------------------------------------------------------------------------------------------
                     Reeths Ruffer School, Gen. Oblg., 6.625%, to be called
                       5-1-02 @ 102                                                  50                  55
                     ---------------------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--5.6%                                           174
                     ---------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
                     Building Auth. Rev., 6.25%, 2020                                95                 101
                     ---------------------------------------------------------------------------------------------------
                     Higher Education Student Loan Auth. Rev., 5.75%, 2013           50                  51
                     ---------------------------------------------------------------------------------------------------
                     Hospital Finance Auth.:
                       Gratiot Community Hospital Rev., 6.10%, 2007                  50                  52
                       St. John Hospital and Medical Center Rev., 6.00%, 2010       100                 108
                     ---------------------------------------------------------------------------------------------------
                     Housing Dev. Auth.:
                       Limited Oblg., Green Hill Proj., Rev., 5.45%, 2011            20                  20
                       Rental Housing Rev., 5.75%, 2014                              15                  15
                       Rev., 6.05%, 2027                                             50                  51
                     ---------------------------------------------------------------------------------------------------
                     Kent Hospital Finance Auth., Health Care Rev., 5.75%, 2011     100                 105
                     ---------------------------------------------------------------------------------------------------
                     Municipal Bond Auth., Local Government Bond Rev., 6.00%,
                       2013                                                          10                  11
                     ---------------------------------------------------------------------------------------------------
                     Underground Storage Tank Financial Assurance Auth. Rev.,
                       5.75%, 2010                                                   50                  53
                     ---------------------------------------------------------------------------------------------------
                     Regents of the University of Michigan:
                       Construction and Renovation Proj., Student Fee Bonds,
                         Rev. 5.50%, 2013,                                           10                  10
                       Housing Rev., 5.50%, 2014                                     50                  51
                     ---------------------------------------------------------------------------------------------------
                     Albion Water & Sewer System Rev., 5.25%, 2017                   50                  49
                     ---------------------------------------------------------------------------------------------------
                     Allegan Public Schools, Gen. Oblg., 6.50%, 2007                100                 113
                     ---------------------------------------------------------------------------------------------------
                     Birmingham Public Schools, Gen. Oblg., 5.75%, 2011              15                  16
                     ---------------------------------------------------------------------------------------------------
                     Board of Rights of Eastern Michigan University Rev., 5.50%,
                       2012                                                          60                  61
                     ---------------------------------------------------------------------------------------------------
                     Brandon School District, Gen. Oblg., 5.60%, 2010                50                  52
                     ---------------------------------------------------------------------------------------------------
                     Caledonia Community Schools, Gen. Oblg., 5.75%, 2012            25                  26
                     ---------------------------------------------------------------------------------------------------
                     Clarkston Community Schools, Gen. Oblg., 6.25%, 2005            50                  55
                     ---------------------------------------------------------------------------------------------------
                     Detroit:
                       Sewage Disposal System Rev., 5.00%, 2025                      35                  32
                       Water Supply System Rev., 6.25% and 4.75%, 2012 and 2019      65                  67
                     ---------------------------------------------------------------------------------------------------
                     Economic Dev. Corp. of Dickinson County, Pollution Control
                       Rev., 5.85%, 2018                                            100                 101
                     ---------------------------------------------------------------------------------------------------
                     Genesee County, Sewage Disposal System No. 3, Rev., 7.00%,
                       2005                                                          60                  69
                     ---------------------------------------------------------------------------------------------------
                     Greater Detroit Resource Recovery Auth. Rev., 6.25%, 2008       85                  95
                     ---------------------------------------------------------------------------------------------------
                     Grosse Ile Township Schools, Gen. Oblg., 6.25%, 2006           100                 110
                     ---------------------------------------------------------------------------------------------------
                     Gull Lake Community Schools, Gen. Oblg., 5.25%, 2021             5                   5
                     ---------------------------------------------------------------------------------------------------
                     Jackson County:
                       Wastewater Disposal Facility, Gen. Oblg., 7.25%, 2005         75                  88
                       Hospital Finance Auth. Rev., 5.25%, 2017                      75                  72
                     ---------------------------------------------------------------------------------------------------
                     Kalamazoo, Hospital Finance Auth. Rev., 6.25%, 2012             50                  53
                     ---------------------------------------------------------------------------------------------------
                     Lincoln Park School District, Gen. Oblg., 7.00%, 2020          100                 115
                     ---------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                      AMOUNT   VALUE
----------------------------------------------------------------------------------------------------
                     Marquette City Hospital Finance Auth. Rev., 5.875%, 2011      $ 85   $   89
                     -------------------------------------------------------------------------------
                     Monroe County, Pollution Control Rev., 6.55%, 2024             100      109
                     -------------------------------------------------------------------------------
                     Morley-Stanwood Community Schools, Gen. Oblg., 5.625%, 2021     75       76
                     -------------------------------------------------------------------------------
                     North Branch Area Schools, Gen. Oblg., 5.375%, 2021              5        5
                     -------------------------------------------------------------------------------
                     Oakland County, Drainage District Rev., 6.40%, 2016             15       16
                     -------------------------------------------------------------------------------
                     Ottawa County, Spring Lake Public Schools, Gen. Oblg.,
                       5.625%, 2017                                                  50       51
                     -------------------------------------------------------------------------------
                     Redford Union Schools, District No. 1, Gen. Oblg., 6.375%,
                       2010                                                         100      113
                     -------------------------------------------------------------------------------
                     Schoolcraft Community Schools, Gen. Oblg., 5.40%, 2009          50       51
                     -------------------------------------------------------------------------------
                     Wyandotte, Electric Rev., 6.25%, 2017                           45       48
                     -------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth. Rev., 6.50%, 2006                        75       85
                       Facilities Financing Auth., Mennonite General Hospital
                         Proj., Rev., 6.50%, 2018                                    75       79
                       Gen. Oblg., 5.50%, 2009                                       15       16
                       Highway and Transportation Auth. Rev., 6.25%, 2016            75       84
                         Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                        30       32
                     -------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan
                       Rev., 7.25%, 2018                                             75       84
                     -------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.8%                              2,745
                     -------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--94.4%
                     (Cost: $2,795)                                                        2,919
                     -------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--5.6%                           172
                     -------------------------------------------------------------------------------
                     NET ASSETS--100.0%                                                   $3,091
                     -------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $2,795,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $125,000, the gross unrealized depreciation was $1,000 and the net unrealized appreciation on investments was $124,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                          1-YEAR   LIFE OF CLASS
------------------------------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME FUND CLASS A               3.26%       5.92%       (since 3/22/93)
------------------------------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME FUND CLASS B               4.28        6.14        (since 5/31/94)
------------------------------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME FUND CLASS C               7.32        6.67        (since 5/31/94)
------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment
in Class A shares from 3/22/93 to 8/31/97
--------------------------------------------------------------------------------

                                                       3/22/93         12/31/94        12/31/96        8/31/97
------------------------------------------------------------------------------------------------------------------
Kemper Ohio Tax-Free Income Fund Class A(1)             10000           10124           12359           12914
Lehman Brothers Municipal Bond Index+                   10000           10267           12593           13230
Consumer Price Index++                                  10000           10425           11045           11177

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment
in Class B shares from 5/31/94 to 8/31/97
--------------------------------------------------------------------------------

                                                       5/31/94         12/31/95        12/31/96        8/31/97
------------------------------------------------------------------------------------------------------------------
Kemper Ohio Tax-Free Income Fund Class B(1)             10000           11609           11873           12141
Lehman Brothers Municipal Bond Index+                   10000           11586           12099           12711
Consumer Price Index++                                  10000           10407           10753           10881

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment
in Class C shares from 5/31/94 to 8/31/97
--------------------------------------------------------------------------------

                                                       5/31/94         12/31/95        12/31/96        8/31/97
------------------------------------------------------------------------------------------------------------------
Kemper Ohio Tax-Free Income Fund Class C(1)             10000           11608           11874           12341
Lehman Brothers Municipal Bond Index+                   10000           11586           12099           12711
Consumer Price Index++                                  10000           10407           10753           10881


Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

KEMPER OHIO TAX-FREE INCOME FUND

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                        ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    REVENUE BONDS                           50%                     53%
-------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                35                      45
-------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     9                       2
-------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  6                      --
-------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                        ON 8/31/97              ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                       ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    AAA                                     66%                     73%
-------------------------------------------------------------------------------
    AA                                      11                      12
-------------------------------------------------------------------------------
    A                                        3                       5
-------------------------------------------------------------------------------
    BBB                                     10                       9
-------------------------------------------------------------------------------
    BB                                       3                      --
-------------------------------------------------------------------------------
    NOT RATED                                7                       1
-------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                         ON 8/31/97              ON 8/31/96

YEARS TO MATURITY

-------------------------------------------------------------------------------
                                        ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    1-10 YEARS                              16%                      1%
-------------------------------------------------------------------------------
    11-20 YEARS                             54                      58
-------------------------------------------------------------------------------
    + 21 YEARS                              30                      41
-------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                        ON 8/31/97               ON 8/31/96
AVERAGE MATURITY

-------------------------------------------------------------------------------
                                   ON 8/31/97                ON 8/31/96
-------------------------------------------------------------------------------
AVERAGE MATURITY                    15.5 years                16.2 years
-------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1997
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                     ISSUER                                                     AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------
                     Clermont County, Sewer Systems Rev., 7.20%, to be called
                       12-1-00 @ 102                                               $1,000   $ 1,108
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage Rev., 7.00%,
                       to be called 11-15-04 @ 102                                    600       697
                     ----------------------------------------------------------------------------------
                     Northeast Ohio Regional Sewer District, Wastewater
                       Improvement Rev., 6.50%, to be called 11-15-01 @ 101           300       328
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 6.35%, to be
                       called 12-12-01 @ 102                                          150       164
                     ----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--5.8%                                 2,297
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------
                     Building Auth.:
                       Administrative Building Funds Proj., Rev., 6.30%, 2011         140       150
                       Adult Correctional Building Fund Proj., Rev., 6.125%, 2012     310       328
                       James A. Rhodes State Office Tower Rev., 6.25%, 2011           215       227
                       Juvenile Correctional Building Proj., Rev., 6.60%, 2014        200       224
                       Rev., 5.60%, 2015                                              500       511
                     ----------------------------------------------------------------------------------
                     Higher Education Facility:
                       Dayton University Rev. 6.60%, 2017                             430       479
                       Dominican College Rev., 6.625%, 2014                           600       639
                       Rev., 6.00% and 6.125%, 2011 and 2016                          640       670
                     ----------------------------------------------------------------------------------
                     Housing Finance Agency:
                       Rev., 5.85% and 6.10%, 2016 and 2028                           750       763
                       Single Family Mortgage Rev., 7.85%, 2021                       290       308
                     ----------------------------------------------------------------------------------
                     Ohio State University, General Receipts Rev., 5.00%, 2018        250       236
                     ----------------------------------------------------------------------------------
                     State Turnpike Rev., 6.00%, 2007                               1,000     1,094
                     ----------------------------------------------------------------------------------
                     Water Development Auth., Pollution Control Rev., 6.10%, 2020   1,000     1,006
                     ----------------------------------------------------------------------------------
                     Akron, Sewer System Rev., 5.90%, 2011                            385       411
                     ----------------------------------------------------------------------------------
                     Athens, Gen. Oblg., 6.25%, 2011                                  500       519
                     ----------------------------------------------------------------------------------
                     Avon Local School District, Gen. Oblg., 6.50%, 2015              940     1,082
                     ----------------------------------------------------------------------------------
                     Batavia Local School District, Gen. Oblg., 7.00%, 2014           500       578
                     ----------------------------------------------------------------------------------
                     Beavercreek Local School District, Gen. Oblg., 6.60%, 2015       500       582
                     ----------------------------------------------------------------------------------
                     Bowling Green State University, General Receipts Rev.,
                       5.65%, 2011                                                    445       464
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage Rev., 5.00% and
                       7.00%, 2017 through 2024                                     1,250     1,301
                     ----------------------------------------------------------------------------------
                     Cleveland, Waterworks Improvement, First Mortgage Rev.,
                       6.25%, 2015                                                    640       686
                     ----------------------------------------------------------------------------------
                     Columbus Municipal Airport Auth. Rev., 6.00%, 2014               250       260
                     ----------------------------------------------------------------------------------
                     Crawford County, Gen. Oblg., 6.75%, 2019                         700       789
                     ----------------------------------------------------------------------------------
                     Cuyahoga County:
                       Gen. Oblg., 6.00% and 5.65%, 2007 and 2018                   1,000     1,027
                       Merida Health System Rev., 6.25%, 2014                         950     1,011
                       Multi-Family Housing Rev., 6.50%, 2020                       1,000     1,055
                     ----------------------------------------------------------------------------------
                     Fayette County, Gen. Oblg., 5.90%, 2013                          175       173
                     ----------------------------------------------------------------------------------
                     Finneytown Local School District, Gen. Oblg., 6.20%, 2017        320       357
                     ----------------------------------------------------------------------------------
                     Franklin County Local School District, Gen. Oblg., 6.50%,
                       2013                                                           500       571
                     ----------------------------------------------------------------------------------
                     Green Springs, St. Francis Healthcare Rev., 7.00%, 2014          400       415
                     ----------------------------------------------------------------------------------
                     Highland Heights, Gen. Oblg., 6.15%, 2012                        145       152
                     ----------------------------------------------------------------------------------
                     Hillard School District, Gen. Oblg., 6.00%, 2006                 500       549
                     ----------------------------------------------------------------------------------
                     Lakeview Local School District, Gen. Oblg., 6.90%, 2014          700       796
                     ----------------------------------------------------------------------------------
                     Lakota, Gen. Oblg., 7.00%, 2008                                  500       595
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------
                     Lucas County, Public Improvement Water Utility Rev., 6.05%
                       and 6.50, 2013 and 2016                                     $  380    $  419
                     ----------------------------------------------------------------------------------
                     Marion County, United Church Homes Proj., Rev., 6.375% and
                       6.30%,
                       2010 and 2015                                                  700       728
                     ----------------------------------------------------------------------------------
                     Middleburg Heights Local School District, Gen. Oblg.,
                       5.625%, 2015                                                   250       257
                     ----------------------------------------------------------------------------------
                     Napoleon, Health Care Facility, Lutheran Orphans' and Old
                       Folks' Home Society Rev., 6.875%, 2023                         475       513
                     ----------------------------------------------------------------------------------
                     North Olmstead, Gen. Oblg., 6.20%, 2011                          700       786
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 5.85%, 2007         400       431
                     ----------------------------------------------------------------------------------
                     Olmstead Falls School District, Gen. Oblg., 6.85%, 2011          250       284
                     ----------------------------------------------------------------------------------
                     Sandusky County, Gen. Oblg., 6.20%, 2013                         500       540
                     ----------------------------------------------------------------------------------
                     South Euclid-Lyndhurst City School District, Gen. Oblg.,
                       6.40%, 2018                                                    535       591
                     ----------------------------------------------------------------------------------
                     Springboro Community City School District, School
                       Improvement,
                       Gen Oblg., 6.00%, 2011                                         500       551
                     ----------------------------------------------------------------------------------
                     City of Springdale, Hospital Facilities First Mortgage,
                       Southwestern Ohio Seniors Services Rev., 6.00%, 2018           750       763
                     ----------------------------------------------------------------------------------
                     Strongsville, Gen. Oblg., 6.70%, 2011                            500       568
                     ----------------------------------------------------------------------------------
                     Toledo, Gen. Oblg., 6.10% and 6.35%, 2014 and 2025             1,250     1,347
                     ----------------------------------------------------------------------------------
                     Trumbull County Sewer Improvement, Gen. Oblg., 6.20%, 2014       500       540
                     ----------------------------------------------------------------------------------
                     Tuscarawas Valley Local School District, Gen. Oblg., 6.60%,
                       2015                                                           365       411
                     ----------------------------------------------------------------------------------
                     Wayne Local School District, Gen Oblg., 6.45% and 6.60%,
                       2011 and 2016                                                  355       411
                     ----------------------------------------------------------------------------------
                     West Lake Local School District, Gen. Oblg., 6.15%, 2005         500       550
                     ----------------------------------------------------------------------------------
                     Willoughby Industrial Development Rev., 6.875%, 2016             575       608
                     ----------------------------------------------------------------------------------
                     Youngstown, Gen. Oblg., 6.125%, 2014                             110       117
                     ----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth. Rev., 6.50%, 2006                         750       852
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev. 6.50%, 2018                                             750       788
                       Finance Agcy. Rev., 6.00%, 2014                                250       264
                       Highway and Transportation Auth. Rev., 6.25%, 2016             750       844
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                         360       383
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth. Rev., 7.25%, 2018           225       250
                     ----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--85.7%                                33,804
                     ----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--91.5%
                     (Cost: $33,995)                                                         36,101
                     ----------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--2.65% to 3.85%
                     Due--September 1997
                     Air Quality Development Auth. Rev.                             1,900     1,900
                     ----------------------------------------------------------------------------------
                     Other                                                            900       900
                     ----------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--7.1%
                     (Cost: $2,800)                                                           2,800
                     ----------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.6%
                     (Cost: $36,795)                                                         38,901
                     ----------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.4%                              567
                     ----------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $39,468
                     ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $36,795,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $2,108,000, the gross unrealized depreciation was $2,000 and the net unrealized appreciation on investments was $2,106,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR    LIFE OF
                                                                   CLASS
------------------------------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME FUND CLASS A            3.38%       7.64%       (since 11/1/91)
------------------------------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME FUND CLASS B            4.39        6.40        (since 5/31/94)
------------------------------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME FUND CLASS C            7.43        6.97        (since 5/31/94)
------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 11/1/91 TO 8/31/97
--------------------------------------------------------------------------------

                                                 11/1/91       12/31/93        12/31/95         8/13/97
-------------------------------------------------------------------------------------------------------
Kemper Texas Tax-Free Income Fund Class A(1)      10000         12271           14158           15364
Lehman Brothers Municipal Bond Index+             10000         12515           13940           15295
Consumer Price Index++                            10000         10611           11172           11681

                                 [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 5/31/94 to 8/31/97
--------------------------------------------------------------------------------

                                                 5/31/94       12/31/95        12/31/96         8/31/97
-------------------------------------------------------------------------------------------------------
Kemper Texas Tax-Free Income Fund Class B(1)      10000         11614           11959           12240
Lehman Brothers Municipal Bond Index+             10000         11586           12099           12711
Consumer Price Index++                            10000         10407           10753           10881

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 5/31/94 to 8/31/97
--------------------------------------------------------------------------------

                                                 5/31/94       12/31/95        12/31/96         8/31/97
-------------------------------------------------------------------------------------------------------
Kemper Texas Tax-Free Income Fund Class C(1)      10000         11634           11981           12454
Lehman Brothers Municipal Bond Index+             10000         11586           12099           12711
Consumer Price Index++                            10000         10407           10753           10881

    Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a unicipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER TEXAS TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                        ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    REVENUE BONDS                           58%                     63%
-------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                30                      34
-------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  8                       1
-------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     4                       2
-------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                         ON 8/31/97              ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                        ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    AAA                                     71%                     74%
-------------------------------------------------------------------------------
    AA                                       7                       8
-------------------------------------------------------------------------------
    A                                        8                      11
-------------------------------------------------------------------------------
    BBB                                     14                       7
-------------------------------------------------------------------------------
    NOT RATED                               --                      --
-------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                         ON 8/31/97              ON 8/31/96
YEARS TO MATURITY

-------------------------------------------------------------------------------
                                        ON 8/31/97              ON 8/31/96
-------------------------------------------------------------------------------
    1-10 YEARS                               9%                      1%
-------------------------------------------------------------------------------
    11-20 YEARS                             61                      72
-------------------------------------------------------------------------------
    + 21 YEARS                              30                      27
-------------------------------------------------------------------------------
                                           100%                    100%

                                    [PIE CHART]               [PIE CHART]
                                     ON 8/31/97                ON 8/31/96
AVERAGE MATURITY

-------------------------------------------------------------------------------
                                    ON 8/31/97                ON 8/31/96
-------------------------------------------------------------------------------
AVERAGE MATURITY                     16.8 years               14.4 years
-------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

TEXAS TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                     ISSUER                                                       AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------
                     Ector County Hospital District Rev., 7.30%, to be called
                       4-15-02 @ 102                                               $450   $   511
                     --------------------------------------------------------------------------------
                     Harris County:
                       Health Facilities Dev. Corp., St. Luke's Episcopal
                         Hospital Proj.,
                         Rev., 6.75%, to be called 2-15-21 @ 100                    120       131
                       Toll Road Senior Lien Rev., 6.25%,
                         to be called 8-15-04 @ 102                                 250       278
                     --------------------------------------------------------------------------------
                     Travis County Housing Finance Corp., Gen. Oblg., 6.75%,
                       to be called 9-1-01 @ 100                                     75        82
                     --------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--8.1%                               1,002
                     --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------
                     Department of Housing and Community Affairs:
                       NHP Foundation, Asmara Proj. Rev., 6.40%, 2027               150       156
                       Single Family Mortgage Rev., 6.00%, 2017                     245       253
                     --------------------------------------------------------------------------------
                     Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012         60        63
                     --------------------------------------------------------------------------------
                     Public Financing Auth., Gen. Oblg., 7.00%, 2012                221       229
                     --------------------------------------------------------------------------------
                     State Veterans' Land, Gen. Oblg., 6.40%, 2024                  350       373
                     --------------------------------------------------------------------------------
                     Turnpike Auth., Dallas North Tollway System Rev., 5.25% and
                       5.00%,
                       2023 and 2025                                                300       286
                     --------------------------------------------------------------------------------
                     Water Dev. Board, Revolving Fund Rev., 5.125%, 2018            150       144
                     --------------------------------------------------------------------------------
                     Abilene Higher Education Facilities Corp., Abilene Christian
                       University Proj., Rev., 6.25%, 2011                          300       311
                     --------------------------------------------------------------------------------
                     Argyle Independent School District, Gen. Oblg., zero coupon,
                       2014                                                         500       199
                     --------------------------------------------------------------------------------
                     Austin Airport System Rev., 6.20%, 2015                        585       619
                     --------------------------------------------------------------------------------
                     Azle Independent School District, Gen. Oblg., 5.00%, 2022      100        94
                     --------------------------------------------------------------------------------
                     Bexar County Housing Finance Dev. Corp., Multi-Family
                       Housing
                       Rev., 6.875%, 2012                                           250       263
                     --------------------------------------------------------------------------------
                     Brazos River Auth., Texas Utilities Electric Company Proj.,
                       Rev., 8.125%, 2020                                           350       381
                     --------------------------------------------------------------------------------
                     Cameron County Housing Finance Corp., Single Family Mortgage
                       Rev., 6.75%, 2025                                            365       387
                     --------------------------------------------------------------------------------
                     Canadian River Municipal Water Auth. Rev., 5.875%, 2016        250       259
                     --------------------------------------------------------------------------------
                     Circle C, Utility System, District Number 3 Rev., 6.50%,
                       2009                                                         250       268
                     --------------------------------------------------------------------------------
                     Dallas-Fort Worth International Airport Rev., 6.00%, 2014      125       129
                     --------------------------------------------------------------------------------
                     Denison Hospital Auth., Texonna Medical Center, Inc. Proj.,
                       Rev., 6.125%, 2027                                           250       255
                     --------------------------------------------------------------------------------
                     Denton, Utility System Rev., 6.50%, 2009                       150       162
                     --------------------------------------------------------------------------------
                     Dripping Springs, Independent School District,
                       Gen. Oblg., 5.80%, 2013                                      280       292
                     --------------------------------------------------------------------------------
                     Fort Bend County:
                       Independent School District, Gen. Oblg., 5.00%, 2018         300       286
                       Levee Improvement District Number 2, Gen. Oblg., 6.625%,
                         2008                                                       200       213
                     --------------------------------------------------------------------------------
                     Galena Park Independent School District, Gen. Oblg., 5.00%,
                       2015                                                         135       130
                     --------------------------------------------------------------------------------
                     Georgetown Higher Education Finance Corp., Southwest
                       University Proj., Rev., 6.30%, 2014                          250       261
                     --------------------------------------------------------------------------------
                     Gulf Coast Waste Disposal Auth. Rev., 6.875%, 2028             250       272
                     --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                     ISSUER                                                     AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------
                     Harris County:
                       Criminal Justice Center, Gen. Oblg., 7.50%, 2005            $165   $   196
                       Hospital District Mortgage Rev., 7.40%, 2010                  60        72
                     --------------------------------------------------------------------------------
                     Houston:
                       Higher Education Finance Corp., University of St. Thomas
                         Proj., Rev., 7.25%, 2007                                   300       323
                       Independent School District, Gen. Oblg., 6.30%, 2014         500       564
                     --------------------------------------------------------------------------------
                     Lockhart Correctional Facilities Financing Corp. Rev.,
                       6.625%, 2012                                                 200       214
                     --------------------------------------------------------------------------------
                     Lower Colorado River Auth.:
                     Junior Lien Rev., 5.25%, 2015                                  150       151
                       Samsung Austin Semiconductor, Pollution Control Rev.,
                         6.375%, 2027                                               200       210
                     --------------------------------------------------------------------------------
                     North Central Health Facilities Dev. Corp., Presbyterian
                       Healthcare System Rev., 6.625%, 2011                         100       106
                     --------------------------------------------------------------------------------
                     Port Arthur, Gen. Oblg., 6.125%, 2019                           95        99
                     --------------------------------------------------------------------------------
                     Red River Auth., Public Service Utilities Company Rev.,
                       6.00%, 2020                                                  150       157
                     --------------------------------------------------------------------------------
                     Socorro Independent School District, Gen. Oblg., 6.625%,
                       2013                                                          90        97
                     --------------------------------------------------------------------------------
                     Spring Independent School District, Gen. Oblg., 6.875% and
                       6.375%, 2009 and 2016                                        700       784
                     --------------------------------------------------------------------------------
                     Texarkana, Wadley Regional Medical Center Rev., 6.00%, 2016    300       319
                     --------------------------------------------------------------------------------
                     Travis County Housing Finance Corp.:
                       Residential Mortgage, Senior Rev., 7.00%, 2011               220       234
                       Single Family Mortgage Rev., 6.75%, 2014                      80        85
                     --------------------------------------------------------------------------------
                     Trinity River Auth., Denton Creek Wastewater System Rev.,
                       6.45%, 2015                                                  390       423
                     --------------------------------------------------------------------------------
                     Tyler Health Facilities Dev. Corp., East Texas Medical
                       Center Proj., Rev., 5.50%, 2017                              100       100
                     --------------------------------------------------------------------------------
                     Waco Health Facilities Dev. Corp., Hillcrest Baptist Medical
                       Center Proj., Rev., 7.125%, 2014                              90        98
                     --------------------------------------------------------------------------------
                     Watauga City, Certificates of Obligation, Rev., 5.00%, 2016    250       240
                     --------------------------------------------------------------------------------
                     Wylie Texas Independent School District, Gen. Oblg., 6.90%,
                       2012                                                          50        59
                     --------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Gen. Oblg., 6.25%, 2013              150       169
                     --------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.1%                              10,985
                     --------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--96.2%
                     (Cost: $11,341)                                                       11,987
                     --------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS--3.3%
                     Yield--3.90%
                     Due--September 1997
                     (Cost: $415)                                                   415       415
                     --------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.5%
                     (Cost: $11,756)                                                       12,402
                     --------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.5%                              67
                     --------------------------------------------------------------------------------
                     NET ASSETS--100%                                                     $12,469
                     --------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $11,756,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $653,000, the gross unrealized depreciation was $7,000 and the net unrealized appreciation on investments was $646,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER STATE TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, and Kemper Texas Tax-Free Income Fund, four of the eight investment portfolios comprising Kemper State Tax-Free Income Series (the Trust), as of August 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper State Tax-Free Income Series at August 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          October 16, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                              CALIFORNIA   MICHIGAN    OHIO    TEXAS
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (Cost: $945,925,
$2,795, $36,795 and $11,756, respectively)                    $  999,411    2,919     38,901   12,402
-----------------------------------------------------------------------------------------------------
Cash                                                                 540       77        103      187
-----------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   222       --         39       --
-----------------------------------------------------------------------------------------------------
  Investments sold                                                 2,492       49         --      299
-----------------------------------------------------------------------------------------------------
  Interest                                                        13,718       53        537      155
-----------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               1,016,383    3,098     39,580   13,043
-----------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
Payable for:
  Dividends                                                        1,210        3         41       13
-----------------------------------------------------------------------------------------------------
  Fund shares redeemed                                             1,658       --         24       --
-----------------------------------------------------------------------------------------------------
  Investments purchased                                            4,640       --         --      545
-----------------------------------------------------------------------------------------------------
  Management fee                                                     447        1         18        6
-----------------------------------------------------------------------------------------------------
  Administrative services fee                                        144       --          7        2
-----------------------------------------------------------------------------------------------------
  Distribution services fee                                           18        1          6        1
-----------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              66        1          6        2
-----------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           293        1         10        5
-----------------------------------------------------------------------------------------------------
    Total liabilities                                              8,476        7        112      574
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,007,907    3,091     39,468   12,469
-----------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
Paid-in capital                                               $  950,867    2,947     37,479   11,760
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                3,554       20       (117)      63
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                        53,486      124      2,106      646
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $1,007,907    3,091     39,468   12,469
-----------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
CLASS A SHARES
  Net assets applicable to shares outstanding                 $  979,471    1,909     29,931   11,206
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             130,315      187      2,929    1,075
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                                $7.52     10.19     10.22    10.42
-----------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                      $7.87     10.67     10.70    10.91
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                 $   26,930    1,065      9,147      955
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,579      105        895       92
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.52     10.18     10.22    10.42
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                 $    1,506      117        390      308
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 201       12         38       30
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.50     10.18     10.22    10.42
-----------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1997

(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                CALIFORNIA    MICHIGAN    OHIO     TEXAS
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Interest income                                                 $60,391        175       2,155      759
--------------------------------------------------------------------------------------------------------
 Expenses:
  Management fee                                                   5,417         18         212       72
--------------------------------------------------------------------------------------------------------
  Administrative services fee                                      1,718          8          82       24
--------------------------------------------------------------------------------------------------------
  Distribution services fee                                          176         10          66        7
--------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             697          6          36       14
--------------------------------------------------------------------------------------------------------
  Professional fees                                                  114         --           5        1
--------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            137          1           5        5
--------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            32          8           9        4
--------------------------------------------------------------------------------------------------------
   Total expenses before expense waiver                            8,291         51         415      127
--------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager               --          5          --       --
--------------------------------------------------------------------------------------------------------
   Total expenses after expense waiver                             8,291         46         415      127
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             52,100        129       1,740      632
--------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sales of investments (including
   options purchased)                                             23,400         49         300      199
--------------------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                     (2,975)        (9)       (239)     (41)
--------------------------------------------------------------------------------------------------------
Net realized gain                                                 20,425         40          61      158
--------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments              13,073         84       1,149      254
--------------------------------------------------------------------------------------------------------
Net gain on investments                                           33,498        124       1,210      412
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $85,598        253       2,950    1,044
--------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED AUGUST 31, 1997 AND 1996
(IN THOUSANDS)

                                                            CALIFORNIA                      MICHIGAN
                                                     -------------------------      ------------------------
                                                        1997           1996            1997          1996
----------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------
  Net investment income                              $    52,100       55,646           129           132
----------------------------------------------------------------------------------------------------------------
  Net realized gain                                       20,425        7,354            40            38
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
  (depreciation)                                          13,073          240            84            (1)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                                85,598       63,240           253           169
----------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                (52,100)     (55,646)         (129)         (132)
----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on
  investments                                             (5,606)     (12,275)          (35)           --
----------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                          (57,706)     (67,921)         (164)         (132)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                             (60,523)     (42,013)         (284)          170
----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (32,631)     (46,694)         (195)          207
----------------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------------
Beginning of year                                      1,040,538    1,087,232         3,286         3,079
----------------------------------------------------------------------------------------------------------------
END OF YEAR                                          $ 1,007,907    1,040,538         3,091         3,286
----------------------------------------------------------------------------------------------------------------

                                                                OHIO                         TEXAS
                                                      ------------------------      ------------------------
                                                         1997          1996            1997          1996
----------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------
  Net investment income                                $ 1,740         1,614             632           684
----------------------------------------------------------------------------------------------------------------
  Net realized gain                                         61           390             158           332
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
  (depreciation)                                         1,149           (35)            254           (18)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     2,950         1,969           1,044           998
----------------------------------------------------------------------------------------------------------------
  Distribution from net investment income               (1,740)       (1,614)           (632)         (684)
----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on investments      (114)           --            (326)         (358)
----------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (1,854)       (1,614)           (958)       (1,042)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                             1,272         5,295          (1,212)       (1,238)
----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,368         5,650          (1,126)       (1,282)
----------------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------------
Beginning of year                                       37,100        31,450          13,595        14,877
----------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $39,468         37,100         12,469        13,595
----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUNDS Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund and Kemper Texas Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper Florida, Kemper New Jersey, Kemper New York and Kemper Pennsylvania Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a Fund has equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the year ended August 31, 1997 are as follows:

                             California                         $5,417,000
                             Michigan                               18,000
                             Ohio                                  212,000
                             Texas                                  72,000


                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT.The Trust has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the year ended August 31, 1997 are as follows:

                                                               COMMISSIONS               COMMISSIONS
                                                             RETAINED BY ZKDI      ALLOWED BY ZKDI TO FIRMS
                                                             ----------------      ------------------------
                             California                         $129,000                  813,000
                             Michigan                              1,000                    8,000
                             Ohio                                 11,000                   77,000
                             Texas                                 3,000                   15,000

                             For services under the distribution services agreement, each Fund pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in connection with the redemption of such shares for the year ended August 31, 1997 are as follows:

                                                            DISTRIBUTION FEES          COMMISSIONS AND
                                                                AND CDSC              DISTRIBUTION FEES
                                                            RECEIVED BY ZKDI        PAID BY ZKDI TO FIRMS
                                                            -----------------       ---------------------
                             California                         $222,000                  376,000
                             Michigan                             13,000                    5,000
                             Ohio                                 95,000                  115,000
                             Texas                                 7,000                   23,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, each Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the year ended August 31, 1997 are as follows:

                                                              ASF PAID BY THE          ASF PAID BY
                                                               FUND TO ZKDI           ZKDI TO FIRMS
                                                             ----------------         --------------
                             California                         $1,718,000              1,726,000
                             Michigan                                8,000                  8,000
                             Ohio                                   82,000                 84,000
                             Texas                                  24,000                 25,000

NOTES TO FINANCIAL STATEMENTS

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Trust. Under the agreement, for the year ended August 31, 1997, ZKSvC received shareholder services fees as follows:

                                          California                                                   $359,000
                                          Michigan                                                        2,000
                                          Ohio                                                           21,000
                                          Texas                                                           7,000

                                          OFFICERS AND TRUSTEES. Certain officers or trustees
                                          of the Trust are also officers or directors of ZKI.
                                          For the year ended August 31, 1997, the Funds made
                                          no payments to their officers and incurred
                                          trustees' fees aggregating $31,000 to independent
                                          trustees.

                                          OPERATING EXPENSE WAIVER. ZKI has agreed to waive
                                          certain operating expenses of the Michigan Fund
                                          beginning in December 1996. Under this arrangement,
                                          ZKI waived expenses of $5,000 for the year ended
                                          August 31, 1997.

----------------------------------------------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended August 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                          CALIFORNIA    MICHIGAN     OHIO     TEXAS
                                                                          ----------    --------    ------    ------
                                         Purchases                         $776,746      2,112      18,835    10,328
                                         Proceeds from sales                889,622      2,481      20,491    12,125

----------------------------------------------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                                 YEAR ENDED AUGUST 31,
                                                                         1997                             1996
                                                                ----------------------           -----------------------
                                          CALIFORNIA            SHARES         AMOUNT            SHARES         AMOUNT
                                         -------------------------------------------------------------------------------
                                          SHARES SOLD
                                         -------------------------------------------------------------------------------
                                          Class A                14,893       $110,663            10,345       $  76,744
                                         -------------------------------------------------------------------------------
                                          Class B                 1,616         12,006             1,285           9,551
                                         -------------------------------------------------------------------------------
                                          Class C                   929          6,969               105             778
                                         -------------------------------------------------------------------------------
                                         -------------------------------------------------------------------------------
                                          SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                         -------------------------------------------------------------------------------
                                          Class A                 4,458         33,067             5,338          39,708
                                         -------------------------------------------------------------------------------
                                          Class B                    84            621                59             440
                                         -------------------------------------------------------------------------------
                                          Class C                     8             59                 4              26
                                         -------------------------------------------------------------------------------
                                         -------------------------------------------------------------------------------
                                          SHARES REDEEMED
                                         -------------------------------------------------------------------------------
                                          Class A               (28,797)      (213,817)          (22,338)       (165,506)
                                         -------------------------------------------------------------------------------
                                          Class B                  (493)        (3,662)             (473)         (3,516)
                                         -------------------------------------------------------------------------------
                                          Class C                  (853)        (6,429)              (32)           (238)
                                         -------------------------------------------------------------------------------
                                         -------------------------------------------------------------------------------
                                          CONVERSION OF SHARES
                                         -------------------------------------------------------------------------------
                                          Class A                    22            169                63             472
                                         -------------------------------------------------------------------------------
                                          Class B                   (23)          (169)              (63)           (472)
                                         -------------------------------------------------------------------------------
                                          NET DECREASE
                                          FROM CAPITAL SHARE
                                          TRANSACTIONS                        $(60,523)                        $ (42,013)
                                         -------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                               YEAR ENDED AUGUST 31,
                                                                      1997                             1996
                                                              ---------------------           -----------------------
                                        MICHIGAN              SHARES        AMOUNT            SHARES         AMOUNT
                                       ------------------------------------------------------------------------------
                                        SHARES SOLD
                                       ------------------------------------------------------------------------------
                                        Class A                  59        $   594                112       $   1,127
                                       ------------------------------------------------------------------------------
                                        Class B                  10            103                 40             403
                                       ------------------------------------------------------------------------------
                                        Class C                  24            232                 12             125
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ------------------------------------------------------------------------------
                                        Class A                   8             80                  7              65
                                       ------------------------------------------------------------------------------
                                        Class B                   4             40                  3              29
                                       ------------------------------------------------------------------------------
                                        Class C                   1              7                  1              10
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ------------------------------------------------------------------------------
                                        Class A                 (96)          (964)               (76)           (754)
                                       ------------------------------------------------------------------------------
                                        Class B                 (18)          (184)               (21)           (210)
                                       ------------------------------------------------------------------------------
                                        Class C                 (19)          (192)               (62)           (625)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE)
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                       $  (284)                         $     170
                                       ------------------------------------------------------------------------------

                                                                               YEAR ENDED AUGUST 31,
                                                                      1997                             1996
                                                              ---------------------           -----------------------
                                        OHIO                  SHARES        AMOUNT            SHARES         AMOUNT
                                       ------------------------------------------------------------------------------
                                        SHARES SOLD
                                       ------------------------------------------------------------------------------
                                        Class A                 423        $ 4,247                655       $   6,545
                                       ------------------------------------------------------------------------------
                                        Class B                 287          2,896                292           2,917
                                       ------------------------------------------------------------------------------
                                        Class C                  28            280                 15             149
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ------------------------------------------------------------------------------
                                        Class A                  95            953                 86             845
                                       ------------------------------------------------------------------------------
                                        Class B                  23            231                 16             162
                                       ------------------------------------------------------------------------------
                                        Class C                   1             15                  1               9
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ------------------------------------------------------------------------------
                                        Class A                (559)        (5,624)              (440)         (4,363)
                                       ------------------------------------------------------------------------------
                                        Class B                (152)        (1,536)               (93)           (922)
                                       ------------------------------------------------------------------------------
                                        Class C                 (19)          (190)                (5)            (47)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       ------------------------------------------------------------------------------
                                        Class A                   1             11                  1               8
                                       ------------------------------------------------------------------------------
                                        Class B                  (1)           (11)                (1)             (8)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                       $ 1,272                          $   5,295
                                       ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS



                                                                     YEAR ENDED AUGUST 31,
                                                            1997                             1996
                                                    ---------------------           -----------------------
                              TEXAS                 SHARES        AMOUNT            SHARES         AMOUNT
                             ------------------------------------------------------------------------------
                              SHARES SOLD
                             ------------------------------------------------------------------------------
                              Class A                  87        $   897                 87       $     912
                             ------------------------------------------------------------------------------
                              Class B                  56            573                 14             150
                             ------------------------------------------------------------------------------
                              Class C                  15            135                 --              --
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             ------------------------------------------------------------------------------
                              Class A                  59            613                 64             666
                             ------------------------------------------------------------------------------
                              Class B                   2             16                  1               9
                             ------------------------------------------------------------------------------
                              Class C                   1             12                  1              11
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              SHARES REDEEMED
                             ------------------------------------------------------------------------------
                              Class A                (333)        (3,448)              (263)         (2,779)
                             ------------------------------------------------------------------------------
                              Class B                  (1)            (9)               (15)           (151)
                             ------------------------------------------------------------------------------
                              Class C                  (1)            (1)                (5)            (56)
                             ------------------------------------------------------------------------------
                              NET DECREASE
                              FROM CAPITAL SHARE
                              TRANSACTIONS                       $(1,212)                         $  (1,238)
                             ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
     FINANCIAL FUTURES
     CONTRACTS               The Funds listed below have entered into exchange
                             traded financial futures contracts on U.S. Treasury securities in order to help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At August 31, 1997, the market values of assets pledged by the Funds to cover margin requirements for open futures positions were $274,000, $8,000 and $8,000 for the California, Michigan and Texas Funds, respectively. The Funds also had liquid securities in their portfolios in excess of the face amount of the following short Treasury Note futures open at August 31, 1997. The contracts expire in December, 1997.

                                                                               GAIN AT
                                             FUND                FACE AMOUNT   8/31/97
                              ---------------------------------------------------------
                              California                         $5,450,000    $ 16,000
                              ---------------------------------------------------------
                              Michigan                              108,000          --
                              ---------------------------------------------------------
                              Texas                                 218,000       1,000
                              ---------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                                    YEAR ENDED AUGUST 31,
                                              --------------------------------------
CALIFORNIA                                    1997    1996   1995   1994   1993
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of year            $7.31   7.35   7.22   8.01    7.57
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .38    .39    .39    .39     .44
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .25    .04    .17   (.44)    .53
------------------------------------------------------------------------------------
Total from investment operations                .63    .43    .56   (.05)    .97
------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .38    .39    .39    .39     .44
------------------------------------------------------------------------------------
  Distribution from net realized gain           .04    .08    .04    .35     .09
------------------------------------------------------------------------------------
Total dividends                                 .42    .47    .43    .74     .53
------------------------------------------------------------------------------------
Net asset value, end of year                  $7.52   7.31   7.35   7.22    8.01
------------------------------------------------------------------------------------
TOTAL RETURN                                   8.78%  5.92   8.13   (.74)  13.21
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------
Expenses                                        .79%   .78    .74    .74     .63
------------------------------------------------------------------------------------
Net investment income                          5.08%  5.18   5.53   5.30    5.68
------------------------------------------------------------------------------------

                                                          CLASS B                            CLASS C
                                               YEAR ENDED AUGUST      MAY 31     YEAR ENDED AUGUST      MAY 31
                                                      31,               TO              31,               TO
                                              -------------------   AUGUST 31,   ------------------   AUGUST 31,
                                              1997    1996   1995      1994      1997   1996   1995      1994
------------------------------------------------------------------------------   -------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------   -------------------------------
Net asset value, beginning of period          $7.32   7.35   7.22      7.23      7.31   7.34   7.22      7.23
------------------------------------------------------------------------------   -------------------------------
Income from investment operations:
  Net investment income                         .32    .32    .33       .08       .32    .32    .33       .08
------------------------------------------------------------------------------   -------------------------------
  Net realized and unrealized gain (loss)       .24    .05    .17      (.01)      .23    .05    .16      (.01)
------------------------------------------------------------------------------   -------------------------------
Total from investment operations                .56    .37    .50       .07       .55    .37    .49       .07
------------------------------------------------------------------------------   -------------------------------
Less dividends:
  Distribution from net investment income       .32    .32    .33       .08       .32    .32    .33       .08
------------------------------------------------------------------------------   -------------------------------
  Distribution from net realized gain           .04    .08    .04        --       .04    .08    .04        --
------------------------------------------------------------------------------   -------------------------------
Total dividends                                 .36    .40    .37       .08       .36    .40    .37       .08
------------------------------------------------------------------------------   -------------------------------
Net asset value, end of period                $7.52   7.32   7.35      7.22      7.50   7.31   7.34      7.22
------------------------------------------------------------------------------   -------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  7.73%  5.16   7.17      1.05      7.59   5.15   7.08       .96
------------------------------------------------------------------------------   -------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------   -------------------------------
Expenses                                       1.62%  1.63   1.60      1.60      1.60   1.64   1.56      1.56
------------------------------------------------------------------------------   -------------------------------
Net investment income                          4.25%  4.33   4.67      4.48      4.27   4.32   4.71      4.76
------------------------------------------------------------------------------   -------------------------------

----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------------------------


                                                                     Year Ended August 31,
                                              ------------------------------------------------------------------
                                                 1997         1996        1995        1994       1993
----------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $1,007,907   1,040,538   1,087,232   1,168,449   1,331,377
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%        100          69          37          59
----------------------------------------------------------------------------------------------------------------

NOTE FOR ALL FUNDS: Total return does not reflect the effect of sales charges.

FINANCIAL HIGHLIGHTS

                                                        CLASS A
                                             YEAR ENDED       MARCH 15
                                             AUGUST 31,          TO
                                           --------------    AUGUST 31,
MICHIGAN                                   1997    1996        1995
----------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------
Net asset value, beginning of period       $ 9.92    9.76       9.50
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .43     .44        .22
----------------------------------------------------------------------------
  Net realized and unrealized gain            .38     .16        .26
----------------------------------------------------------------------------
Total from investment operations              .81     .60        .48
----------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .43     .44        .22
----------------------------------------------------------------------------
  Distribution from net realized gain         .11      --         --
----------------------------------------------------------------------------
Total dividends                               .54     .44        .22
----------------------------------------------------------------------------
Net asset value, end of period             $10.19    9.92       9.76
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.35%   6.19       5.00
----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------
Expenses absorbed by the Fund                1.13%   1.21        .41
----------------------------------------------------------------------------
Net investment income                        4.31%   4.36       4.82
----------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------
Expenses                                     1.29%   1.53        .96
----------------------------------------------------------------------------
Net investment income                        4.15%   4.04       4.27
----------------------------------------------------------------------------

                                                      CLASS B                          CLASS C
                                             YEAR ENDED       MARCH 15      YEAR ENDED       MARCH 15
                                             AUGUST 31,          TO         AUGUST 31,          TO
                                           --------------    AUGUST 31,    -------------    AUGUST 31,
                                            1997    1996        1995       1997    1996        1995
------------------------------------------------------------------------   --------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------   --------------------------------
Net asset value, beginning of period       $ 9.91   9.77        9.50        9.91    9.76           9.50
------------------------------------------------------------------------   --------------------------------
Income from investment operations:
  Net investment income                       .36    .36         .18         .35     .37            .18
------------------------------------------------------------------------   --------------------------------
  Net realized and unrealized gain            .38    .14         .27         .38     .15            .26
------------------------------------------------------------------------   --------------------------------
Total from investment operations              .74    .50         .45         .73     .52            .44
------------------------------------------------------------------------   --------------------------------
Less dividends:
  Distribution from net investment income     .36    .36         .18         .35     .37            .18
------------------------------------------------------------------------   --------------------------------
  Distribution from net realized gain         .11     --          --         .11      --             --
------------------------------------------------------------------------   --------------------------------
Total dividends                               .47    .36         .18         .46     .37            .18
------------------------------------------------------------------------   --------------------------------
Net asset value, end of period             $10.18   9.91        9.77       10.18    9.91           9.76
------------------------------------------------------------------------   --------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.53%  5.19        4.72        7.54    5.36           4.63
------------------------------------------------------------------------   --------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------   --------------------------------
Expenses absorbed by the Fund                1.89%  1.94        1.21        1.78    1.64           1.21
------------------------------------------------------------------------   --------------------------------
Net investment income                        3.55%  3.63        4.02        3.66    3.93           4.02
------------------------------------------------------------------------   --------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------   --------------------------------
Expenses                                     2.05%  2.26        1.76        1.94    1.96           1.76
------------------------------------------------------------------------   --------------------------------
Net investment income                        3.39%  3.31        3.47        3.50    3.61           3.47
------------------------------------------------------------------------   --------------------------------
------------------------------------------------------------------------   --------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------   --------------------------------

                                                                 YEAR ENDED             MARCH 15
                                                                 AUGUST 31,                TO
                                                             ------------------        AUGUST 31,
                                                              1997        1996            1995
------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                   $3,091       3,286          3,079
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             69%        135            161
------------------------------------------------------------------------------------------------------

NOTE FOR MICHIGAN FUND:
ZKI agreed to waive the management fee of the Michigan Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, ZKI agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                                                             MARCH 22
                                              YEAR ENDED AUGUST 31,             TO
                                           ---------------------------      AUGUST 31,
OHIO                                       1997    1996   1995   1994         1993
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 9.93   9.81   9.56   9.98         9.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .47    .48    .50    .53          .24
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .32    .12    .25   (.41)         .48
---------------------------------------------------------------------------------------
Total from investment operations              .79    .60    .75    .12          .72
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .47    .48    .50    .53          .24
---------------------------------------------------------------------------------------
  Distribution from net realized gain         .03     --     --    .01           --
---------------------------------------------------------------------------------------
Total dividends                               .50    .48    .50    .54          .24
---------------------------------------------------------------------------------------
Net asset value, end of period             $10.22   9.93   9.81   9.56         9.98
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.17%  6.16   8.20   1.23         7.54
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses absorbed by the Fund                 .89%   .91    .63    .02           --
---------------------------------------------------------------------------------------
Net investment income                        4.69%  4.78   5.27   5.44         5.21
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                      .89%   .91    .83    .82          .86
---------------------------------------------------------------------------------------
Net investment income                        4.69%  4.78   5.07   4.64         4.36
---------------------------------------------------------------------------------------

                                                          CLASS B                                CLASS C
                                                                        MAY 31                                 MAY 31
                                            YEAR ENDED AUGUST 31,         TO        YEAR ENDED AUGUST 31,        TO
                                           ------------------------   AUGUST 31,   -----------------------   AUGUST 31,
                                            1997     1996     1995       1994      1997     1996     1995       1994
--------------------------------------------------------------------------------   ------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------   ------------------------------------

Net asset value, beginning of period        $9.93     9.81     9.56      9.54       9.93     9.81     9.56      9.54
--------------------------------------------------------------------------------   ------------------------------------
Income from investment operations:
  Net investment income                       .39      .39      .44       .14        .39      .39      .44       .14
--------------------------------------------------------------------------------   ------------------------------------
  Net realized and unrealized gain            .32      .12      .25       .02        .32      .12      .25       .02
--------------------------------------------------------------------------------   ------------------------------------
Total from investment operations              .71      .51      .69       .16        .71      .51      .69       .16
--------------------------------------------------------------------------------   ------------------------------------
Less dividends:
  Distribution from net investment income     .39      .39      .44       .14        .39      .39      .44       .14
--------------------------------------------------------------------------------   ------------------------------------
  Distribution from net realized gain         .03       --       --        --        .03       --       --        --
--------------------------------------------------------------------------------   ------------------------------------
Total dividends                               .42      .39      .44       .14        .42      .39      .44       .14
--------------------------------------------------------------------------------   ------------------------------------
Net asset value, end of period             $10.22     9.93     9.81      9.56      10.22     9.93     9.81      9.56
-------------------------------------------------------------------------------      ----------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.29%    5.30     7.57      1.55       7.32     5.28     7.56      1.55
--------------------------------------------------------------------------------   ------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------   ------------------------------------

Expenses absorbed by the Fund                1.70%    1.73     1.32       .22       1.68     1.74     1.27       .21
--------------------------------------------------------------------------------   ------------------------------------
Net investment income                        3.88%    3.96     4.58      4.72       3.90     3.95     4.63      5.04
--------------------------------------------------------------------------------   ------------------------------------
--------------------------------------------------------------------------------   ------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------   ------------------------------------
Expenses                                     1.70%    1.73     1.75      1.72       1.68     1.74     1.69      1.67
--------------------------------------------------------------------------------   ------------------------------------
Net investment income                        3.88%    3.96     4.15      3.22       3.90     3.95     4.21      3.58
--------------------------------------------------------------------------------   ------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------------

                                                                                    MARCH 22
                                                   YEAR ENDED AUGUST 31,               TO
                                           -------------------------------------   AUGUST 31,
                                            1997      1996      1995      1994        1993
-------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands) $39,468    37,100    31,450    23,769       15,530
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)            52%       86        90       103           17
-------------------------------------------------------------------------------------------------

NOTE FOR OHIO FUND:
Certain expenses of the Ohio Fund were waived or absorbed by ZKI from March 22, 1993 through June 30, 1994. Thereafter, these expenses were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                                       YEAR ENDED AUGUST 31,
                                               --------------------------------------
TEXAS                                          1997    1996    1995    1994    1993
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.36   10.42   10.14   10.69    9.95
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .51     .51     .54     .56     .60
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         .32     .21     .36    (.42)    .74
-----------------------------------------------------------------------------------------
Total from investment operations                  .83     .72     .90     .14    1.34
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .51     .51     .54     .56     .60
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .26     .27     .08     .13      --
-----------------------------------------------------------------------------------------
Total dividends                                   .77     .78     .62     .69     .60
-----------------------------------------------------------------------------------------
Net asset value, end of period                 $10.42   10.36   10.42   10.14   10.69
-----------------------------------------------------------------------------------------
TOTAL RETURN                                     8.28%   7.04    9.28    1.28   13.89
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                     .92%    .92     .70     .36     .08
-----------------------------------------------------------------------------------------
Net investment income                            4.90%   4.88    5.37    5.38    5.79
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                          .92%    .92     .89     .90     .79
-----------------------------------------------------------------------------------------
Net investment income                            4.90%   4.88    5.18    4.82    5.08
-----------------------------------------------------------------------------------------

                                                             CLASS B                                 CLASS C
                                                        YEAR                                  YEAR
                                                       ENDED              MAY 31             ENDED              MAY 31
                                                     AUGUST 31,             TO             AUGUST 31,             TO
                                               ----------------------   AUGUST 31,   ----------------------   AUGUST 31,
                                                1997    1996    1995       1994       1997    1996    1995       1994
----------------------------------------------------------------------------------   ---------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------   ---------------------------------------
Net asset value, beginning of period           $10.36   10.42   10.15     10.17       10.36   10.42   10.15     10.17
----------------------------------------------------------------------------------   ---------------------------------------
Income from investment operations:
  Net investment income                           .42     .42     .45       .12         .42     .42     .46       .12
----------------------------------------------------------------------------------   ---------------------------------------
  Net realized and unrealized gain (loss)         .32     .21     .35      (.02)        .32     .21     .35      (.02)
----------------------------------------------------------------------------------   ---------------------------------------
Total from investment operations                  .74     .63     .80       .10         .74     .63     .81       .10
----------------------------------------------------------------------------------   ---------------------------------------
Less dividends:
  Distribution from net investment income         .42     .42     .45       .12         .42     .42     .46       .12
----------------------------------------------------------------------------------   ---------------------------------------
  Distribution from net realized gain             .26     .27     .08        --         .26     .27     .08        --
----------------------------------------------------------------------------------   ---------------------------------------
Total dividends                                   .68     .69     .53       .12         .68     .69     .54       .12
----------------------------------------------------------------------------------   ---------------------------------------
Net asset value, end of period                 $10.42   10.36   10.42     10.15       10.42   10.36   10.42     10.15
--------------------------------------------------------------------------------           ---------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    7.41%   6.11    8.16       .92        7.43    6.13    8.27       .88
----------------------------------------------------------------------------------   ---------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------   ---------------------------------------

Expenses absorbed by the Fund                    1.73%   1.79    1.54      1.24        1.71    1.76    1.50      1.23
----------------------------------------------------------------------------------   ---------------------------------------
Net investment income                            4.09%   4.01    4.53      4.44        4.11    4.04    4.57      3.96
----------------------------------------------------------------------------------   ---------------------------------------
----------------------------------------------------------------------------------   ---------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------   ---------------------------------------

Expenses                                         1.73%   1.79    1.73      1.78        1.71    1.76    1.69      1.77
----------------------------------------------------------------------------------   ---------------------------------------
Net investment income                            4.09%   4.01    4.34      3.90        4.11    4.04    4.38      3.42
----------------------------------------------------------------------------------   ---------------------------------------
----------------------------------------------------------------------------------   ---------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------   ---------------------------------------

                                                            YEAR ENDED AUGUST 31,
                                               -----------------------------------------------
                                                1997      1996     1995     1994     1993
----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $12,469   13,595   14,877   15,409   12,341
----------------------------------------------------------------------------------------------
Portfolio turnover rate                             62%     112       75       58       47
----------------------------------------------------------------------------------------------

NOTE FOR TEXAS FUND:
Certain expenses of the Texas Fund were waived or absorbed by ZKI from November 1, 1991 through December 31, 1993. Thereafter, expenses (excluding the management fee) were gradually reinstated through October 1, 1993 and the management fee was gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.

FEDERAL TAX STATUS OF 1997 DIVIDENDS:
All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

TRUSTEES

OFFICERS

STEPHEN B. TIMBERS
President and Trustee
DAVID W. BELIN
Trustee

LEWIS A. BURNHAM
Trustee

DONALD L. DUNAWAY
Trustee

ROBERT B. HOFFMAN
Trustee

DONALD R. JONES
Trustee

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee
CHARLES R. MANZONI, JR.
Vice President

CHRISTOPHER J. MIER
Vice President

JOHN E. NEAL
Vice President

ROBERT C. PECK, JR.
Vice President

PHILIP J. COLLORA
Vice President and
Secretary

JEROME L. DUFFY
Treasurer

ELIZABETH C. WERTH
Assistant Secretary

 ................................................................................
LEGAL COUNSEL
                           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
 ................................................................................
SHAREHOLDER
SERVICE AGENT
                           ZURICH KEMPER SERVICE COMPANY
                           P.O. Box 419557
                           Kansas City, MO 64141
                           (800) 621-1048
 ................................................................................
CUSTODIAN AND
TRANSFER AGENT
                           INVESTORS FIDUCIARY TRUST COMPANY
                           127 West 10th Street
                           Kansas City, MO 64105
 ................................................................................
INDEPENDENT AUDITORS
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, IL 60606
 ................................................................................
INVESTMENT MANAGER
                           ZURICH KEMPER INVESTMENTS, INC.
PRINCIPAL UNDERWRITER
                           ZURICH KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

KEMPER LOGO
 Printed on recycled paper in the U.S.A.
 This report is not to be distributed
 unless preceded or accompanied by a
 Kemper Tax-Free Income Funds prospectus.
 KSTIS - 2 (10/97) 1038270

                                   LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                               TRUSTEES&OFFICERS